19. SEGMENT REPORTING (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets	$ 612,645	$ 553,119
Office Leasing
Assets	93,406	78,658
Commercial vehicle sales, servicing, leasing and support segment
Assets	$ 519,239	$ 474,461